Federated Hermes Intermediate Municipal Fund
Portfolio of Investments
February 28, 2026 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—97.0%
		Alabama—4.7%
$1,000,000		Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2017A), (Assured Guaranty, Inc. INS), 5.000%, 10/1/2026	$ 1,012,130
1,000,000		Black Belt Energy Gas District, AL, Gas Project Revenue Bonds (Series 2025G), (Goldman Sachs Group, Inc. GTD), 5.000%, 10/1/2035	1,092,598
1,000,000		Black Belt Energy Gas District, AL, Gas Supply Revenue Bonds (Series 2025E), (BP PLC GTD), 5.000%, Mandatory Tender 5/1/2035	1,102,950
1,000,000		Energy Southeast, AL, Energy Supply Revenue Bonds (Series 2023A-1), (Morgan Stanley GTD), 5.500%, Mandatory Tender 1/1/2031	1,100,858
1,380,000		Jefferson County, AL Sewer System, Sewer Revenue Warrants (Series 2024), 5.000%, 10/1/2038	1,538,674
2,500,000		Lower Alabama Gas District, Gas Project Revenue Bonds (Series 2016A), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2031	2,718,770
665,000	[1]	The IDA of Baldwin County (Novelis Corporation), Solid Waste Disposal Revenue Bonds (Series 2025A), (Novelis Corporation GTD), 5.000%, Mandatory Tender 6/1/2032	696,048
		TOTAL	9,262,028
		Arizona—2.5%
420,000	[2]	Arizona Health Facilities Authority (Banner Health), (Series 2015B) FRNs, 2.130% (SIFMA 7-day +0.250%), Mandatory Tender 11/4/2026	417,199
1,000,000		Arizona State IDA (Equitable School Revolving Fund), National Charter School Revolving Loan Fund Revenue Bonds (Series 2019A), 5.000%, 11/1/2044	1,026,901
1,000,000		Chandler, AZ IDA (Intel Corp.), Industrial Development Revenue Bonds (Series 2022), 5.000%, Mandatory Tender 9/1/2027	1,020,974
1,000,000		Glendale, AZ Excise Tax Revenue, Subordinate Excise Tax Revenue Refunding Obligations (Series 2017), 5.000%, 7/1/2028	1,038,684
1,000,000		Phoenix, AZ IDA (GreatHearts Arizona), Education Revenue Bonds (Series 2025A), 5.000%, 7/1/2035	1,082,595
375,000	[1]	Pima County, AZ IDA (La Posada at Pusch Ridge), Senior Living Revenue Bonds (Series 2022A), 6.750%, 11/15/2042	410,306
		TOTAL	4,996,659
		Arkansas—0.4%
750,000		Arkansas Development Finance Authority (Weyerhaeuser Co.), Resource Recovery Revenue Bonds (Series 2025), 3.875%, Mandatory Tender 10/15/2032	754,698
		California—1.9%
1,000,000	[2]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2001A) FRNs, 3.130% (SIFMA 7-day +1.250%), Mandatory Tender 4/1/2027	1,001,545
1,000,000		California Community Choice Financing Authority (New York Life Insurance Co.), Clean Energy Project Revenue Bonds (Series 2025G), (New York Life Insurance Co. GTD), 5.000%, 12/1/2035	1,126,165
1,500,000		California State, UT GO Various Purpose Refunding Bonds (Series 2021), 4.000%, 10/1/2041	1,550,370
		TOTAL	3,678,080
		Colorado—1.6%
700,000		Colorado State Health Facilities Authority (Intermountain Healthcare Obligated Group), Revenue Bonds (Series 2024A), 5.000%, 5/15/2037	780,107
750,000		Denver, CO City & County Department of Aviation, Airport System Subordinate Revenue Bonds (Series 2018A), 5.000%, 12/1/2033	797,609
1,000,000		Douglas County, CO School District, Number Re1, UT GO Bonds (Series 2024), 5.000%, 12/15/2039	1,152,919
500,000		University of Colorado (The Regents of), University Enterprise Revenue Refunding Bonds (Series 2021C-3B), 2.000%, Mandatory Tender 10/15/2026	497,835
		TOTAL	3,228,470
		Connecticut—2.7%
750,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2018B), 5.000%, 10/1/2033	798,439
735,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2022A), (United States Treasury PRF), 5.000%, 7/1/2030	818,582
265,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2022A), 5.000%, 7/1/2030	295,948
1,000,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2025A), 5.000%, 7/1/2044	1,116,981

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Connecticut—continued
$1,250,000	Connecticut State, UT GO Bonds (Series 2022B), 4.000%, 1/15/2038	$ 1,308,031
1,000,000	Stamford, CT Housing Authority (Mozaic Concierge Living), Entrance Fee Principal Redemption Bonds (Series 2025C), 4.750%, 10/1/2032	1,054,176
	TOTAL	5,392,157
	Delaware—0.3%
500,000	Delaware EDA (NRG Energy, Inc.), Refunding Revenue Bonds (Series 2020A), (NRG Energy, Inc. GTD), 4.000%, Mandatory Tender 10/1/2035	515,859
	District of Columbia—1.8%
550,000	District of Columbia (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2016A), 5.000%, 6/1/2036	551,363
750,000	District of Columbia Water & Sewer Authority, Public Utility Subordinate Lien Revenue Refunding Bonds (Series 2024A), 5.000%, 10/1/2027	784,284
2,195,000	District of Columbia, UT GO Bonds (Series 2021D), 4.000%, 2/1/2037	2,299,600
	TOTAL	3,635,247
	Florida—5.6%
315,000	Atlantic Beach, FL Health Care Facilities (Fleet Landing Project, FL), Revenue & Refunding Bonds (Series 2013A), 5.000%, 11/15/2028	315,410
1,100,000	Atlantic Beach, FL Health Care Facilities (Fleet Landing Project, FL), Revenue Bonds (Series 2018A), 5.000%, 11/15/2038	1,128,264
470,000	Broward County, FL Port Facilities, Revenue Bonds (Series 2022), (Assured Guaranty, Inc. INS), 5.000%, 9/1/2037	508,867
1,500,000	Central Florida Expressway Authority, Senior Lien Revenue Refunding Bonds (Series 2016B), 4.000%, 7/1/2030	1,506,805
1,245,000	Collier County, FL IDA (NCH Healthcare System, Inc.), Revenue Bonds (Series 2024B), (Assured Guaranty, Inc. INS), 5.000%, Mandatory Tender 10/1/2029	1,333,206
335,000	Florida Development Finance Corp. (GFL Solid Waste Southeast LLC), Solid Waste Disposal Revenue Bonds (Series 2024A), (GFL Environmental, Inc. GTD), 4.375%, Mandatory Tender 10/1/2031	340,074
1,250,000	Lakeland, FL (Lakeland Regional Health System), Hospital Revenue Refunding Bonds (Series 2024), 5.000%, 11/15/2037	1,431,328
500,000	Lakes of Sarasota CDD 2, Capital Improvement Revenue Bonds (Series 2025A), 4.500%, 5/1/2032	513,284
235,000	Lakewood Ranch, FL Stewardship District (Taylor Ranch), Special Assessment Revenue Bonds (Series 2023), 6.125%, 5/1/2043	255,643
750,000	Miami Beach, FL, Revenue Bonds (Series 2015), 5.000%, 9/1/2028	751,527
500,000	Miami-Dade County, FL (Miami-Dade County, FL Water & Sewer), Water & Sewer System Revenue Refunding Bonds (Series 2024B), 5.000%, 10/1/2041	562,766
500,000	Miami-Dade County, FL Seaport Department, Seaport Revenue Refunding Bonds (Series 2022A), 5.000%, 10/1/2042	530,237
1,250,000	Orange County, FL, Health Facilities Authority (Orlando Health Obligated Group), Hospital Revenue Bonds (Series 2025A), 5.000%, 10/1/2039	1,419,390
195,000	St. Johns County, FL IDA (Vicar’s Landing), Senior Living Revenue Bonds (Series 2021A), 4.000%, 12/15/2030	197,084
185,000	Venice, FL (Village on the Isle), Village on The Isle Project TEMPS-70 Retirement Community Revenue Improvement Bonds (Series 2024B-2), 4.500%, 1/1/2030	185,473
	TOTAL	10,979,358
	Georgia—4.1%
1,000,000	Atlanta, GA Department of Aviation, Airport General Revenue Bonds (Series 2022B), 5.000%, 7/1/2036	1,110,441
500,000	Atlanta, GA Development Authority (Westside Gulch Area Project (Spring Street Atlanta)), Senior Revenue Bonds (Series 2024A-1), 5.000%, 4/1/2034	520,770
500,000	Fulton County, GA Residential Care Facilities (Lenbrook Square Foundation, Inc.), Retirement Facility Refunding Revenue Bonds (Series 2016), 5.000%, 7/1/2036	501,045
1,500,000	Georgia Ports Authority, Revenue Bonds (Series 2022), 5.000%, 7/1/2036	1,707,933
750,000	Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2022B), (Citigroup, Inc. GTD), 5.000%, Mandatory Tender 6/1/2029	794,970
1,000,000	Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2023C), (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 9/1/2030	1,079,595
750,000	Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2023D), (Citigroup, Inc. GTD), 5.000%, Mandatory Tender 12/1/2030	805,072
500,000	Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project J Revenue Refunding Bonds (Series 2023A), (Assured Guaranty, Inc. GTD), 5.000%, 7/1/2048	520,783
500,000	Rockdale County, GA Development Authority (Pratt Industries, Inc.), Revenue Refunding Bonds (Series 2018), 4.000%, 1/1/2038	501,652
600,000	Savannah-Georgia Convention Center Authority (Savannah-Georgia Convention Center Hotel), Convention Center Hotel First Tier Revenue Bonds (Series 2025A), 5.250%, 6/1/2040	659,054
	TOTAL	8,201,315

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Guam—0.6%
$1,010,000		Guam Waterworks Authority, Water and Wastewater System Revenue Bonds (Series 2025A), 5.000%, 7/1/2038	$ 1,129,369
		Illinois—8.3%
250,000		Chicago, IL Board of Education, Dedicated Capital Improvement Tax Bonds (Series 2023), 5.250%, 4/1/2035	280,419
500,000		Chicago, IL Board of Education, Dedicated Capital Improvement Tax Bonds (Series 2023), 5.250%, 4/1/2036	556,919
300,000		Chicago, IL Board of Education, Dedicated Capital Improvement Tax Bonds (Series 2023), 5.250%, 4/1/2037	331,696
1,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Bonds (Series 2000), 5.000%, 11/1/2030	1,017,417
1,000,000		Granite City, IL (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2002), 1.250%, 5/1/2027	972,418
875,000	[1]	Illinois Finance Authority (CenterPoint Joliet Terminal Railroad), Surface Freight Transfer Facilities Revenue Bonds (Series 2017), (CenterPoint Properties Trust GTD), 4.800%, Mandatory Tender 7/2/2035	918,573
125,000	[2]	Illinois Finance Authority (Presbyterian Homes Obligated Group, IL), Revenue Bonds (Series 2021B) FRNs, 2.580% (SIFMA 7-day +0.700%), Mandatory Tender 5/1/2026	124,836
1,500,000		Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2015A), 5.000%, 1/1/2036	1,502,670
750,000		Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2018A), 5.000%, 1/1/2031	806,359
550,000		Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2026	559,495
450,000		Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2028	468,926
3,100,000		Illinois State, UT GO Bonds (Series 2020B), (Original Issue Yield: 5.650%), 5.500%, 5/1/2030	3,342,232
1,000,000		Illinois State, UT GO Bonds (Series 2022C), (Original Issue Yield: 5.210%), 5.000%, 10/1/2038	1,093,066
1,000,000		Illinois State, UT GO Bonds (Series 2023B), 5.000%, 5/1/2037	1,098,339
1,000,000		Illinois State, UT GO Bonds (Series 2023C), 5.000%, 12/1/2041	1,075,811
2,105,000		Sales Tax Securitization Corp., IL, Second Lien Sales Tax Securitization Refunding Bonds (Series 2025A), 5.000%, 1/1/2041	2,336,830
		TOTAL	16,486,006
		Indiana—3.1%
1,000,000		Indiana Municipal Power Agency, Power Supply System Refunding Revenue Bonds (Series 2016A), 5.000%, 1/1/2033	1,008,835
415,000	[2]	Indiana State Finance Authority (Deaconess Health System), Revenue Bonds (Series 2021B) FRNs, 2.180% (SIFMA 7-day +0.300%), Mandatory Tender 3/1/2027	413,436
1,630,000		Indianapolis, IN Local Public Improvement Bond Bank (Indiana Convention Center Hotel), Senior Revenue Bonds (Series 2023E), (Original Issue Yield: 5.610%), 5.500%, 3/1/2038	1,798,667
2,000,000		Indianapolis, IN Local Public Improvement Bond Bank (Indianapolis, IN Airport Authority), Revenue Bonds (Series 2023I-2), 5.000%, 1/1/2034	2,261,714
500,000		Purdue University, IN, Student Facilities System Revenue Bonds (Series 2025A), 5.000%, 7/1/2036	591,435
		TOTAL	6,074,087
		Iowa—0.6%
985,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Refunding Bonds (Series 2022), (United States Treasury PRF 12/1/2032@100), 5.000%, Mandatory Tender 12/1/2042	1,148,853
		Kentucky—1.1%
500,000		Kentucky Public Energy Authority, Gas Supply Revenue Bonds (Series 2019C), (Morgan Stanley GTD), 4.000%, Mandatory Tender 2/1/2028	512,161
350,000	[2]	Kentucky Public Energy Authority, Gas Supply Revenue Bonds (Series 2022A-2) FRNs, (Morgan Stanley GTD), 3.659% (SOFR x 0.67 +1.200%), Mandatory Tender 8/1/2030	351,831
1,000,000		Kentucky Public Energy Authority, Gas Supply Revenue Refunding Bonds (Series 2024B), (BP PLC GTD), 5.000%, Mandatory Tender 8/1/2032	1,090,063
250,000		Trimble County, KY (Louisville Gas & Electric Co.), PCR Refunding Bonds (Series 2016A), 1.300%, Mandatory Tender 9/1/2027	243,361
		TOTAL	2,197,416
		Louisiana—0.8%
1,000,000		Louisiana Stadium and Exposition District, Senior Revenue Bonds (Series 2023A), 5.000%, 7/1/2043	1,073,903
500,000		St. James Parish, LA (NuStar Logistics LP), Revenue Bonds (Series 2011), 3.700%, Mandatory Tender 6/1/2030	514,375
		TOTAL	1,588,278
		Maryland—1.5%
500,000		Anne Arundel County, MD, LT GO Bonds (Series 2018), 5.000%, 10/1/2034	520,333
1,000,000		Anne Arundel County, MD, LT GO Bonds (Series 2025), 5.000%, 10/1/2033	1,185,296
1,245,000		Howard County, MD, UT GO Metropolitan District Project and Refunding Bonds (Series 2011B), 4.000%, 8/15/2038	1,289,960
		TOTAL	2,995,589

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Massachusetts—2.1%
$1,000,000	Commonwealth of Massachusetts, Special Obligation Refunding Notes (Series 2010B), (Assured Guaranty, Inc. GTD), 5.250%, 8/1/2028	$ 1,076,257
1,975,000	Commonwealth of Massachusetts, UT GO Consolidated Loan (Series 2018A), 5.000%, 1/1/2034	2,075,645
400,000	Massachusetts Development Finance Agency (Mass General Brigham), Revenue Bonds (Series 2017S), 5.000%, 7/1/2028	419,386
500,000	Massachusetts School Building Authority, Subordinated Dedicated Sales Tax Refunding Bonds (Series 2025B), 5.000%, 2/15/2038	591,105
	TOTAL	4,162,393
	Michigan—1.6%
1,000,000	Kalamazoo, MI Economic Development Corp. (Lifecare, Inc. d/b/a Friendship Village), Limited Obligation Revenue Bonds Temps-75 (Series 2026B-2), 4.250%, 8/15/2031	1,003,054
1,000,000	Michigan State Finance Authority (Provident Group - HFH Energy LLC), Act 38 Facilities Senior Revenue Bonds (Series 2024), 5.250%, 2/28/2041	1,097,699
500,000	Michigan State Hospital Finance Authority (Trinity Healthcare Credit Group), Revenue Refunding Bonds (Series 2008C), 5.000%, 12/1/2030	523,359
530,000	Richmond, MI Community Schools, UT GO School Building and Site Bonds (Series 2020-I), (Michigan School Bond Qualification and Loan Program GTD), 5.000%, 5/1/2034	570,423
	TOTAL	3,194,535
	Missouri—0.5%
1,020,000	Missouri State HEFA (BJC Health System, MO), Health Facilities Revenue Bonds (Series 2021A), 4.000%, 7/1/2033	1,086,164
	New Hampshire—0.3%
488,572	National Finance Authority, NH, Municipal Certificates (Series 2024-1 Class A), (Original Issue Yield: 4.510%), 4.250%, 7/20/2041	502,077
	New Jersey—3.2%
450,000	New Jersey EDA (New Jersey State), North Portal Bridge Project (Series 2022), 5.250%, 11/1/2041	500,290
645,000	New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2023RRR), 5.000%, 3/1/2028	680,980
500,000	New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Bonds (Series 2022AA), 5.000%, 6/15/2035	567,101
1,000,000	New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Bonds (Series 2023BB), 5.000%, 6/15/2039	1,126,613
2,000,000	New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2018A), 4.000%, 12/15/2031	2,079,073
500,000	New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2019A), 5.000%, 12/15/2028	537,843
300,000	New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2022CC), 5.250%, 6/15/2041	334,744
350,000	New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2023AA), 5.000%, 6/15/2036	400,579
	TOTAL	6,227,223
	New York—9.1%
500,000	Build NYC Resource Corporation (KIPP NYC Canal West), Revenue Bonds (Series 2022), 5.000%, 7/1/2042	520,450
500,000	Hudson Yards, NY Infrastructure Corp., Second Indenture Revenue Bonds (Series 2017A), 5.000%, 2/15/2039	511,081
400,000	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Refunding Bonds (Series 2025B), 5.000%, 11/15/2042	443,350
500,000	New York City, NY Transitional Finance Authority, Building Aid Revenue Bonds (Series 2019S-1), 5.000%, 7/15/2037	527,046
1,000,000	New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2022F-1), 5.000%, 2/1/2040	1,105,082
375,000	New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2023E-1), 5.000%, 11/1/2037	424,529
1,500,000	New York City, NY, UT GO Bonds (Series 2025F), 5.000%, 8/1/2036	1,756,629
2,175,000	New York State Dormitory Authority (New York School Districts Revenue Bond Financing Program), School Districts Revenue Bond Financing Program (Series 2023A), (Assured Guaranty, Inc. INS), 5.000%, 10/1/2035	2,448,303
500,000	New York State Dormitory Authority (New York State Sales Tax Revenue Bond Fund), Revenue Bonds (Series 2018A), 5.000%, 3/15/2033	528,264
500,000	New York State Dormitory Authority (New York State Sales Tax Revenue Bond Fund), Revenue Bonds (Series 2018C), 5.000%, 3/15/2038	523,324
1,500,000	New York State Urban Development Corp. (New York State Personal Income Tax Revenue Bond Fund), Revenue bonds (Series 2020E), 4.000%, 3/15/2044	1,485,331

Principal Amount		Value
	MUNICIPAL BONDS—continued
	New York—continued
$ 335,000	New York Transportation Development Corporation (American Airlines, Inc.), Special Facilities Revenue Refunding Bonds (Series 2021), 3.000%, 8/1/2031	$ 323,037
750,000	New York Transportation Development Corporation (Delta Air Lines, Inc.), LaGuardia Airport Terminals Special Facilities Revenue Bonds (Series 2023), 6.000%, 4/1/2035	836,924
250,000	New York Transportation Development Corporation (JFK International Airport New Terminal One Project), Special Facilities Revenue Bonds (Series 2023), 5.500%, 6/30/2038	271,918
250,000	New York Transportation Development Corporation (JFK International Airport New Terminal One Project), Special Facilities Revenue Bonds (Series 2025), 6.000%, 6/30/2044	279,975
1,500,000	Port Authority of New York and New Jersey, Consolidated Bonds (Series 2019-218), 4.000%, 11/1/2034	1,546,214
1,000,000	Suffolk County, NY Off-Track Betting Corp., Revenue Bonds (Series 2024), (Original Issue Yield: 5.076%), 5.000%, 12/1/2034	1,041,400
1,000,000	Triborough Bridge & Tunnel Authority, NY (Metropolitan Transportation Authority Payroll Mobility Tax Revenue), MTA Bridges and Tunnels Payroll Mobility Tax Senior Lien Refunding Bonds (Series 2023A), 4.000%, 11/15/2035	1,080,925
500,000	Triborough Bridge & Tunnel Authority, NY, MTA Bridges and Tunnels General Revenue Bonds (Series 2018C), 5.000%, 11/15/2035	533,417
500,000	Triborough Bridge & Tunnel Authority, NY, MTA Bridges and Tunnels General Revenue Bonds (Series 2025A-1), 5.000%, 11/15/2040	570,829
1,000,000	Utility Debt Securitization Authority, NY, Restructuring Bonds (Series 2022TE-1), 5.000%, 12/15/2039	1,131,569
	TOTAL	17,889,597
	North Carolina—1.4%
2,600,000	North Carolina State, LT GO Bonds (Series 2025A), 4.000%, 5/1/2040	2,741,526
	Ohio—3.1%
1,500,000	Columbus, OH, UT GO Bonds (Series 2018A), 5.000%, 4/1/2033	1,602,598
500,000	Hamilton County, OH (Life Enriching Communities), Healthcare Revenue Bonds (Series 2023A), 5.500%, 1/1/2043	530,950
500,000	Ohio Air Quality Development Authority (American Electric Power Co., Inc.), Air Quality Revenue Bonds (Series 2007B), 2.500%, Mandatory Tender 10/1/2029	484,245
570,000	Ohio State Higher Educational Facility Commission (Cleveland Clinic), Hospital Revenue Refunding Bonds (Series 2017A), 5.000%, 1/1/2033	596,442
1,000,000	Ohio State University, Unrefunded (Series 2010D), 5.000%, 12/1/2029	1,102,144
1,500,000	Ohio State Water Development Authority, Drinking Water Assistance Fund Revenue Bonds (Series 2025A), 5.000%, 12/1/2039	1,742,553
	TOTAL	6,058,932
	Oklahoma—0.2%
435,000	Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds (Series 2012A), (GNMA Collateralized Home Mortgage Program INS), 5.000%, 9/1/2027	435,238
	Oregon—0.6%
1,000,000	Oregon State, UT GO Bonds (Series 2025A), 5.000%, 5/1/2038	1,174,193
	Pennsylvania—4.2%
1,160,000	Adam County, PA General Authority (Cross Keys Village - Brethren Home Community), Entrance Fee Redemption Bonds (Series 2024B-2), 3.600%, 6/1/2029	1,173,903
1,500,000	Allegheny County, PA Hospital Development Authority (Allegheny Health Network Obligated Group), Revenue Bonds (Series 2018A), 4.000%, 4/1/2038	1,506,550
825,000	Luzerne County, PA, UT GO GTD Bonds (Series 2017A), (Assured Guaranty, Inc. INS), 5.000%, 12/15/2029	865,824
1,275,000	Monroeville, PA Finance Authority (UPMC Health System), Revenue Bonds (Series 2012), 5.000%, 2/15/2027	1,305,915
1,000,000	Pennsylvania Economic Development Financing Authority (The Penndot Major Bridges Package One Project), Revenue Bonds (Series 2022), 5.500%, 6/30/2041	1,091,996
1,325,000	Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2018A-2), 5.000%, 12/1/2038	1,400,961
1,000,000	Philadelphia, PA (Philadelphia, PA Division of Aviation), Airport Revenue and Refunding Bonds (Series 2017B), 5.000%, 7/1/2034	1,026,943
	TOTAL	8,372,092
	Puerto Rico—1.9%
1,157,143	Commonwealth of Puerto Rico, GO CVI Bonds, 0.000%, 11/1/2043	789,750
2,000,000	Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A-2), 4.329%, 7/1/2040	2,003,476
1,043,000	Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A-2A), 4.550%, 7/1/2040	1,049,644
	TOTAL	3,842,870

Principal Amount			Value
		MUNICIPAL BONDS—continued
		South Carolina—0.3%
$ 150,000	[1]	South Carolina Jobs-EDA (Seafields at Kiawah Island), Retirement Community Revenue Bonds TEMPS-50 (Series 2023B-2), 5.250%, 11/15/2028	$ 150,189
350,000	[1]	South Carolina Jobs-EDA (Seafields at Kiawah Island), Retirement Community Revenue Bonds TEMPS-75 (Series 2023B-1), 5.750%, 11/15/2029	350,168
		TOTAL	500,357
		Tennessee—1.6%
700,000		Metropolitan Government Nashville & Davidson County, TN, UT GO Improvement Bonds (Series 2018), 5.000%, 7/1/2031	744,649
750,000		Metropolitan Government of Nashville & Davidson County, TN Health & Educational Facilities Board (Vanderbilt University Medical Center), Revenue Bonds (Series 2016A), 5.000%, 7/1/2031	756,085
500,000		Metropolitan Nashville, TN Airport Authority, Airport Improvement Revenue Bonds (Series 2026B), 5.000%, 7/1/2037	575,992
1,000,000		Tennessee Energy Acquisition Corp., Gas Project Revenue Bonds (Series 2026A), (Massachusetts Mutual Life Insurance Co. GTD), 5.000%, 11/1/2034	1,107,643
		TOTAL	3,184,369
		Texas—11.3%
1,000,000		Clifton, TX Higher Education Finance Corp. (Idea Public Schools), Education Revenue and Refunding (Series 2025), (Texas Permanent School Fund Guarantee Program GTD), 5.000%, 8/15/2034	1,162,773
1,000,000		Dallas-Fort Worth, TX (Dallas-Fort Worth, TX International Airport), Joint Revenue Refunding Bonds (Series 2025A-1), 5.250%, 11/1/2045	1,078,551
1,000,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2022B), 5.000%, 11/1/2037	1,123,599
1,000,000		Denton, TX Independent School District, UT GO School Building Bonds (Series 2023), (Texas Permanent School Fund Guarantee Program GTD), 5.000%, 8/15/2037	1,142,870
750,000		Eagle Mountain-Saginaw, TX Independent School District, UT GO School Building Bonds (Series 2025), (Texas Permanent School Fund Guarantee Program GTD), 5.000%, 8/15/2040	855,472
1,500,000		Hays, TX Consolidated Independent School District, UT GO School Building Bonds (Series 2021), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, 2/15/2030	1,570,188
1,750,000		Killeen, TX Independent School District, UT GO School Building Bonds (Series 2018), (Texas Permanent School Fund Guarantee Program GTD), 5.000%, 2/15/2031	1,840,807
1,400,000		Liberty Hill, TX Independent School District, UT GO School Building and Refunding Bonds (Series 2022A), (Texas Permanent School Fund Guarantee Program GTD), 5.000%, 2/1/2041	1,520,500
1,000,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding and Improvement Revenue Bonds (Series 2025A), (Build America Mutual Assurance INS), 5.000%, 5/15/2041	1,130,236
1,000,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2024), (Assured Guaranty, Inc. INS), 5.000%, 5/15/2037	1,135,173
1,200,000		Matagorda County, TX Navigation District No. 1 (AEP Texas, Inc.), Pollution Control Revenue Refunding Bonds (Series 2001A), 2.600%, 11/1/2029	1,183,595
500,000		San Antonio, TX Electric & Gas System (CPS Energy), Revenue Bonds (Series 2024A), 5.000%, 2/1/2039	568,759
1,000,000		Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue Refunding Bonds (Series 2021), (Macquarie Group Ltd. GTD), 5.000%, 12/15/2032	1,097,589
1,500,000		Texas Private Activity Bonds Surface Transportation Corporation (NTE Mobility Partners Segments 3, LLC), Senior Lien Revenue Refunding Bonds (Series 2023), 5.000%, 12/31/2033	1,603,677
2,000,000		Texas State Transportation Commission (Central Texas Turnpike System), Second Tier Revenue Refunding Bonds (Series 2024-C), 5.000%, 8/15/2035	2,321,463
1,000,000		Texas State, UT GO Water Financial Assistance Bonds (Series 2022A), 5.000%, 8/1/2036	1,116,384
1,000,000		Texas Transportation Commission State Highway Fund (Texas State), Mobility Fund and Refunding Bonds (Series 2025), 5.000%, 10/1/2041	1,140,785
750,000		Texas Water Development Board (Texas State Water Implementation Revenue Fund), Revenue Bonds (Series 2025), 4.500%, 10/15/2043	797,183
		TOTAL	22,389,604
		Utah—3.3%
500,000		Downtown Revitalization Public Infrastructure District, UT, SEG Redevelopment Project First Lien Sales Tax Revenue Bonds (Series 2025A), (Assured Guaranty, Inc. INS), 5.000%, 6/1/2033	580,264
2,500,000		Salt Lake City, UT Department of Airports, Airport Revenue Bonds (Series 2025A), 5.000%, 7/1/2039	2,808,113
2,000,000		Utah State Board of Higher Education (University of Utah), General Revenue and Refunding Bonds (Series 2024A), 5.000%, 8/1/2040	2,268,730
750,000		Utah State Transit Authority, Sales Tax Revenue and Refunding Bonds (Series 2025), 5.000%, 12/15/2032	875,872
		TOTAL	6,532,979

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Vermont—0.3%
$ 500,000	[1]	Vermont EDA (Casella Waste Systems, Inc.), Solid Waste Disposal Revenue Bonds (Series 2022a-2), 4.375%, Mandatory Tender 6/1/2032	$ 514,885
		Virginia—4.9%
2,000,000		Fairfax County, VA, UT GO Bonds (Series 2018A), 4.000%, 10/1/2035	2,053,649
1,500,000		Fairfax County, VA, UT GO Bonds (Series 2023A), 4.000%, 10/1/2041	1,551,964
1,000,000		Virginia Beach, VA Development Authority (Westminster-Canterbury on Chesapeake Bay), Residential Care Facility Revenue Bonds TEMPS-80 (Series 2023B-1), 6.250%, 9/1/2030	1,010,226
1,675,000		Virginia Commonwealth Transportation Board (Virginia Commonwealth), Transportation Capital Projects Revenue Refunding Bonds (Series 2017A), 4.000%, 5/15/2036	1,703,871
1,585,000		Virginia Small Business Financing Authority (95 Express Lanes LLC), Senior Lien Revenue Refunding Bonds (Series 2022), 5.000%, 7/1/2034	1,727,866
130,000		Virginia Small Business Financing Authority (Reworld Holding Corp.), Solid Waste Disposal Revenue Bonds (Series 2018), 5.000%, Mandatory Tender 7/1/2038	127,673
1,500,000		Virginia State Public School Authority, School Financing Bonds (Series 2025A), 4.000%, 8/1/2040	1,577,032
		TOTAL	9,752,281
		Washington—4.7%
1,155,000		King County, WA, Limited Tax General Obligation Bonds (Series 2019B), 5.000%, 7/1/2036	1,245,299
2,000,000		King County, WA, LT GO Sewer Revenue Refunding Bonds (Series 2024A), 5.000%, 7/1/2038	2,314,540
1,000,000		Port of Seattle, WA Revenue, Intermediate Lein Revenue Bonds (Series 2025B), 5.000%, 10/1/2038	1,133,847
1,000,000		Washington State Health Care Facilities Authority (CommonSpirit Health), Revenue Refunding Bonds (Series 2019A-2), 5.000%, 8/1/2044	1,028,154
1,000,000	[1]	Washington State Housing Finance Commission (Horizon House Project), Temps-65 Nonprofit Housing Revenue and Refunding Revenue Bonds, 4.500%, 1/1/2034	1,003,741
785,000	[1]	Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2020A), 5.000%, 1/1/2032	807,768
815,418		Washington State Housing Finance Commission, Municipal Certificates (Series 2023-1 Class A), (Original Issue Yield: 5.067%), 3.375%, 4/20/2037	788,333
1,000,000		Washington State, UT GO Bonds (Series 2021C), 4.000%, 8/1/2035	1,061,510
		TOTAL	9,383,192
		Wisconsin—0.8%
500,000	[1]	Public Finance Authority, WI (LVHN CHP JV, LLC), Revenue Bonds (Series 2022A), 7.250%, 12/1/2042	523,154
1,000,000		Public Finance Authority, WI Revenue (Puerto Rico Toll Roads Monetization Project), Seniro Lien Revenue Bonds (Series 2024), 5.500%, 7/1/2044	1,057,057
		TOTAL	1,580,211
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $185,186,792)	191,788,187
	[2]	SHORT-TERM MUNICIPALS—2.2%
		Alabama—0.4%
300,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-B) Daily VRDNs, 2.100%, 3/2/2026	300,000
450,000		Mobile, AL IDB (Alabama Power Co.), (Series 2001-B) Daily VRDNs, 2.050%, 3/2/2026	450,000
100,000		West Jefferson, AL IDB Solid Waste Disposal (Alabama Power Co.), (Series 2008) Daily VRDNs, 2.050%, 3/2/2026	100,000
		TOTAL	850,000
		Florida—0.3%
500,000		Hillsborough County, FL IDA (BayCare Obligated Group), (Series 2020B) Daily VRDNs, (TD Bank, N.A. LOC), 1.900%, 3/2/2026	500,000
		Idaho—0.3%
500,000		Idaho Health Facilities Authority (St. Luke’s Health System), (Series 2025D) Daily VRDNs, (TD Bank, N.A. LOC), 1.900%, 3/2/2026	500,000
		Multi State—0.2%
400,000		Invesco Municipal Opportunity Trust, PUTTERs 3a-7 (VMTP 5029) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.270%, 3/2/2026	400,000
		New York—0.3%
600,000		New York City, NY Transitional Finance Authority, (Series 2025 H-2) Daily VRDNs, (TD Bank, N.A. LIQ), 1.900%, 3/2/2026	600,000
		Ohio—0.2%
350,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2013B-2) Daily VRDNs, (TD Bank, N.A. LIQ), 1.900%, 3/2/2026	350,000

Principal Amount			Value
	[2]	SHORT-TERM MUNICIPALS—continued
		Pennsylvania—0.5%
$1,050,000		Delaware County, PA IDA (United Parcel Service, Inc.), (Series 2015) Daily VRDNs, (United Parcel Service, Inc. GTD), 2.000%, 3/2/2026	$ 1,050,000
		Texas—0.0%
100,000		New Hope Cultural Education Facilities Finance Corporation (Children’s Health System of Texas), (Series 2025B) Daily VRDNs, (Bank of America N.A. LIQ), 1.950%, 3/2/2026	100,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $4,350,000)	4,350,000
		TOTAL INVESTMENT IN SECURITIES—99.2% (IDENTIFIED COST $189,536,792)	196,138,187
		OTHER ASSETS AND LIABILITIES - NET—0.8%[3]	1,531,605
		NET ASSETS—100%	$197,669,792
Securities that are subject to the federal alternative minimum tax (AMT) represent 14.7% of the Fund’s portfolio as calculated based upon total market value.
1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2026, these restricted securities amounted to $5,374,832, which represented 2.7% of net assets.

Additional information on restricted securities held at February 28, 2026, is as follows:
Security	Acquisition Date	Cost	Value
Illinois Finance Authority (CenterPoint Joliet Terminal Railroad), Surface Freight Transfer Facilities Revenue Bonds (Series 2017), (CenterPoint Properties Trust GTD), 4.800%, Mandatory Tender 7/2/2035	6/25/2025	$875,000	$918,573
Pima County, AZ IDA (La Posada at Pusch Ridge), Senior Living Revenue Bonds (Series 2022A), 6.750%, 11/15/2042	10/6/2022	$376,955	$410,306
Public Finance Authority, WI (LVHN CHP JV, LLC), Revenue Bonds (Series 2022A), 7.250%, 12/1/2042	2/2/2023	$500,000	$523,154
South Carolina Jobs-EDA (Seafields at Kiawah Island), Retirement Community Revenue Bonds TEMPS-50 (Series 2023B-2), 5.250%, 11/15/2028	7/21/2023	$150,000	$150,189
South Carolina Jobs-EDA (Seafields at Kiawah Island), Retirement Community Revenue Bonds TEMPS-75 (Series 2023B-1), 5.750%, 11/15/2029	7/21/2023	$338,665	$350,168
The IDA of Baldwin County (Novelis Corporation), Solid Waste Disposal Revenue Bonds (Series 2025A), (Novelis Corporation GTD), 5.000%, Mandatory Tender 6/1/2032	6/6/2025	$665,000	$696,048
Vermont EDA (Casella Waste Systems, Inc.), Solid Waste Disposal Revenue Bonds (Series 2022a-2), 4.375%, Mandatory Tender 6/1/2032	3/7/2025	$500,000	$514,885
Washington State Housing Finance Commission (Horizon House Project), Temps-65 Nonprofit Housing Revenue and Refunding Revenue Bonds, 4.500%, 1/1/2034	11/13/2025	$1,000,000	$1,003,741
Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2020A), 5.000%, 1/1/2032	1/14/2021	$807,291	$807,768

2
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at February 28, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of February 28, 2026, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
CDD	—Community Development District
CVI	—Contingent-Value Instruments
EDA	—Economic Development Authority
FRNs	—Floating Rate Notes
GNMA	—Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LP	—Limited Partnership
LT	—Limited Tax
PCR	—Pollution Control Revenue
PCRB	—Pollution Control Revenue Bond(s)
PRF	—Pre-refunded
PUTTERs	—Puttable Tax-Exempt Receipts
SEG	—Smith Entertainment Group
SIFMA	—Securities Industry and Financial Markets Association
SOFR	—Secured Overnight Financing Rate
TEMPS	—Tax Exempt Mandatory Paydown Securities
UT	—Unlimited Tax
VMTP	—Variable Municipal Term Preferred
VRDNs	—Variable Rate Demand Notes